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                         National Life Insurance Company
                    National Variable Life Insurance Account

                        Supplement dated June 27, 2003 to
                      VariTrak Prospectus dated May 1, 2003


SUBSTITUTION OF FUNDS. The substitution of the Sentinel Variable Products Trust Bond and Balanced Funds for the Gartmore GVIT Government Bond Fund - Class IV shares and the J.P. Morgan GVIT Balanced Fund - Class IV shares has been delayed; however, it is anticipated that the substitution will be effective prior to August 1, 2003.




























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                         National Life Insurance Company
                    National Variable Life Insurance Account

                      Supplement dated June 27, 2003 to the
         VariTrak Statement of Additional Information dated May 1, 2003



For the period from July 1, 2003 to December 31, 2003, National life Insurance Company will be offering enhanced term conversion discounts. During the period of the offer, conversions of eligible National Life term insurance policies to a VariTrak Policy will be eligible for higher credits than those described on page 1 of the Statement of Additional Information. If the term policy being converted has been in force for at least twelve months, the amount of the credit is 25% of a target amount used to determine commission payments. If the term policy being converted has been in force for less than twelve months, the credit will be prorated based on the number of months the term policy has been outstanding at the time of conversion. Term policies that have been in force for more than 10 years will not be eligible for the credits.

Other terms of the term conversion offer remain the same as those described in the Statement of Additional Information. The amount of the credit will be added to the initial premium payment, if any, you pay and will be treated as part of the Initial Premium for the Policy. Thus, the credit will be included in premium payments for purposes of calculating and deducting the Premium Tax Charge. If you surrender your Policy, we will not recapture the credit. We will not include the amount of the credit for purposes of calculating agent compensation for the sale of the Policy.



















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